Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 28,550,863	$ 29,158,227
Trade receivables, net	4,565,991	4,491,624
Related parties’ receivables	129,468	120,202
Recoverable taxes	629,110	758,868
Other receivables	588,644	330,291
Prepaid expenses	215,006	444,156
Inventory	9,096,976	11,164,370
Total current assets	43,776,058	46,467,738
Non-current related parties’ receivables	648,281	648,281
Non-current loans to related parties	1,380,640	1,260,290
Non-current inventory, net	1,471,269	1,688,890
Property, plant and equipment, net	21,100,949	19,630,424
Investments in financial instruments	640,749	1,340,173
Intangible assets and other non-current assets, net	2,260,946	2,262,605
Total of active not circulating	27,502,834	26,830,663
Total assets	71,278,892	73,298,401
Current liabilities:
Short-term debt	5,422	6,194
Accounts payable trade	3,073,813	4,166,934
Related parties payable	3,463,571	3,440,331
Other accounts payable and accrued liabilities	531,721	434,377
Payable tax	931,396	1,415,389
Income tax	328,076	736,699
Total current liabilities	8,333,999	10,199,924
Non-current liabilities:
Employee benefits	222,970	177,000
Deferred income tax	3,473,264	3,668,882
Other liabilities	14,809	10,583
Total Non-current liabilities	3,711,043	3,856,465
Total liabilities	12,045,042	14,056,389
Contingencies and Commitments
Stockholders’ equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	54,369,077	52,872,673
Reserve for repurchase and recoloration of shares	2,402,406	2,518,184
Accumulated Other comprehensive income (loss), net	(4,974,863)	(3,584,570)
Total controlling interest	59,204,121	59,213,788
Non-controlling interest	29,729	28,224
Total stockholders’ equity	59,233,850	59,242,012
Total liabilities and stockholders’ equity	$ 71,278,892	$ 73,298,401